Note 07 - Gain and Losses on Derecognition of Financial Assets at Amortized Cost (Detail: Text Values) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derecognition of Financial Assets at amortized cost [Abstract]
Total Derecognition	€ 9,782	€ 390	€ 92